Significant accounting policies - Risks and concentration (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounts Receivable | Credit concentration | Vendor A
Significant accounting policies
Concentration risk percentage	17.00%	14.00%